Cover	Sep. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2021
Entity File Number	1-8399
Entity Registrant Name	WORTHINGTON INDUSTRIES INC
Entity Central Index Key	0000108516
Entity Tax Identification Number	31-1189815
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	200 Old Wilson Bridge Road
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43085
City Area Code	614
Local Phone Number	438-3210
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	WOR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false